Pension, Health Care and Postretirement Benefits Other Than Pensions - Summary of the Obligations, Plan Assets and Assumptions Used for Defined Benefit Pension Plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets and liabilities recognized in the Consolidated Balance Sheets:
Deferred pension assets	$ 270,664	$ 296,743	$ 225,529
Other accruals	(1,141,083)	(972,651)	(578,547)
Other long-term liabilities	(1,009,237)	(684,442)	(509,345)
Defined Benefit Pension
Plan assets:
Balances at beginning of year	935,081	701,791
Balances at end of year	864,151	935,081	701,791
Defined Benefit Pension | Domestic Defined Benefit Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligations at end of year	520,958	913,363	630,159
Projected benefit obligations:
Balances at beginning of year	916,175	632,797	624,791
Service cost	7,259	21,711	22,291
Interest cost	32,161	31,085	26,498
Actuarial (gains) losses	(13,552)	67,945	8,132
Acquisition		246,894
Contributions and other	3,834	844	2,081
Settlements	(379,064)	(43,381)
Effect of foreign exchange
Benefits paid	(42,138)	(41,720)	(50,996)
Balances at end of year	524,675	916,175	632,797
Plan assets:
Balances at beginning of year	1,188,638	847,013	858,605
Actual returns on plan assets	9,525	182,049	39,404
Acquisition		244,677
Contributions and other
Settlements	(379,064)	(43,381)
Effect of foreign exchange
Benefits paid	(42,138)	(41,720)	(50,996)
Balances at end of year	776,961	1,188,638	847,013
Excess (deficient) plan assets over projected benefit obligations	252,286	272,463	214,216
Assets and liabilities recognized in the Consolidated Balance Sheets:
Deferred pension assets	252,286	272,463	214,216
Other accruals
Other long-term liabilities
Total	252,286	272,463	214,216
Amounts recognized in Cumulative other comprehensive loss:
Net actuarial losses	(56,335)	(64,799)	(134,847)
Prior service costs	(5,719)	(5,496)	(6,015)
Total amounts recognized	$ (62,054)	$ (70,295)	$ (140,862)
Weighted-average assumptions used to determine projected benefit obligations:
Discount rate	3.60%	3.60%	4.20%
Rate of compensation increase (percentage)	3.17%	3.33%	3.38%
Weighted-average assumptions used to determine net pension costs:
Discount rate	3.60%	4.15%	4.40%
Expected long-term rate of return on assets (percentage)	5.00%	5.00%	6.00%
Rate of compensation increase (percentage)	3.33%	3.30%	3.14%
Defined Benefit Pension | Foreign Defined Benefit Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligations at end of year	$ 280,046	$ 308,164	$ 172,047
Projected benefit obligations:
Balances at beginning of year	349,597	206,873	201,854
Service cost	8,160	7,039	4,225
Interest cost	9,486	8,177	7,441
Actuarial (gains) losses	(20,958)	(4,002)	43,736
Acquisition		115,045
Contributions and other	1,572	1,397	947
Settlements	(6,319)	(758)	(14,862)
Effect of foreign exchange	(16,226)	22,938	(30,360)
Benefits paid	(9,467)	(7,112)	(6,108)
Balances at end of year	315,845	349,597	206,873
Plan assets:
Balances at beginning of year	280,004	165,008	162,339
Actual returns on plan assets	(4,896)	16,282	33,569
Acquisition		82,314
Contributions and other	8,278	6,048	15,019
Settlements	(6,319)	(758)	(14,862)
Effect of foreign exchange	(14,034)	18,222	(24,949)
Benefits paid	(9,467)	(7,112)	(6,108)
Balances at end of year	253,566	280,004	165,008
Excess (deficient) plan assets over projected benefit obligations	(62,279)	(69,593)	(41,865)
Assets and liabilities recognized in the Consolidated Balance Sheets:
Deferred pension assets	18,378	24,280	11,313
Other accruals	(2,716)	(2,523)	(1,522)
Other long-term liabilities	(77,941)	(91,350)	(51,656)
Total	(62,279)	(69,593)	(41,865)
Amounts recognized in Cumulative other comprehensive loss:
Net actuarial losses	(25,732)	(33,873)	(45,604)
Prior service costs
Total amounts recognized	$ (25,732)	$ (33,873)	$ (45,604)
Weighted-average assumptions used to determine projected benefit obligations:
Discount rate	3.04%	2.73%	3.21%
Rate of compensation increase (percentage)	3.65%	3.69%	4.43%
Weighted-average assumptions used to determine net pension costs:
Discount rate	2.73%	3.88%	4.20%
Expected long-term rate of return on assets (percentage)	3.84%	4.75%	4.70%
Rate of compensation increase (percentage)	3.69%	4.33%	4.00%